JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

June 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 1 (Amendment 2 under the Investment Company Act of 1940) filed electronically on May 27, 2016.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

June 1, 2016	JPMorgan Trust IV

Appendix A

J.P. Morgan Income Funds
JPMorgan Flexible Long/Short Fund

J.P. Morgan Municipal Bond Funds
JPMorgan Ultra-Short Municipal Fund